SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases, Impairment of Long-lived Assets (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful life of land use right, net	50 years
Operating lease right-of-use assets	¥ 94,201,263	¥ 0		$ 14,782,234	¥ 79,113,858
Land use rights, net		48,835,120			0
Operating lease liabilities	21,611,046
Operating lease liabilities-non-current	(13,921,859)	0		(2,184,643)	(20,691,389)
Accrued expenses and other current liabilities (excluding Operating lease liabilities-current)	(198,904,558)	(171,657,604)		$ (31,212,466)	(170,627,294)
Operating lease liabilities-current	(7,689,187)	0			(10,617,659)
Impairment of Long-lived Assets
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0
ASU adoption adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets					79,113,858
Land use rights, net					(48,835,120)
Operating lease liabilities-non-current					(20,691,389)
Accrued expenses and other current liabilities (excluding Operating lease liabilities-current)					1,030,310
Operating lease liabilities-current					(10,617,659)
ASU adoption adjustment | ASC 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets					79,113,858
Operating lease liabilities					¥ 31,309,048